Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 11, 2023 VND (₫)
Significant Accounting Policies [Line Items]
Bank deposits	$ 87,842
Estimated useful life				5 years
Prepayment for land	4,115,337	$ 4,001,282
Reclassification of VAT	356,870
Right of use asset, net (in Dong)	$ 3,177,674	3,474,737
Net profit reserve fund percentage	10.00%
Registered capital percentage	50.00%
Contributions percentage	5.00%
Relevant income	$ 3,851
Defined contribution plan	$ 1,007,806	$ 2,011,534	$ 1,205,697
Value added tax rate	13.00%
Reportable segment	1
Huizhou Yimeinuo Industry Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Term lease				35 years
Land use Rights [Member]
Significant Accounting Policies [Line Items]
Prepayment for land	$ 3,758,467
Maximum [Member]
Significant Accounting Policies [Line Items]
Term lease				50 years
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Right of use asset, net (in Dong) | ₫				₫ 102,476,000,000
Contract for right to use of land (in Dong) | ₫				₫ 102,469,851,440